Financial Instruments - Schedule of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
NTD:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%	1.00%
Financial assets, Effect on profit or loss	$ 88,283	$ 157,324
Financial liabilities
Financial liabilities, Degree of variation	1.00%	1.00%
Financial liabilities, Effect on profit or loss	$ 357,294	$ 151,199
EGP:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%	1.00%
Financial assets, Effect on profit or loss	$ 424,337	$ 508,521
Financial liabilities
Financial liabilities, Degree of variation	1.00%	1.00%
Financial liabilities, Effect on profit or loss	$ 17,629	$ 17,629
GBP:USD [Member]
Monetary items
Financial assets, Degree of variation	1.00%	1.00%
Financial assets, Effect on profit or loss	$ 190,655	$ 273,837
Financial liabilities
Financial liabilities, Degree of variation	1.00%	1.00%
Financial liabilities, Effect on profit or loss	$ 903,007	$ 758,162